CONSOLIDATED BALANCE SHEETS (Parenthetical) - ESG [Member] - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	65,000,000	65,000,000	65,000,000
Common stock, shares issued	10,432,800	10,432,800	10,432,800
Common stock, shares outstanding	10,432,800	10,432,800	10,432,800